Other employee benefits (Schedule of other employee benefit plan, assumptions used (Details) - Other employee benefits [Member] - Year	Dec. 31, 2023	Dec. 31, 2022
Defined benefit cost [Member]
Other Employee Benefits [Line Items]
Discount rate	5.27%	3.30%
Defined benefit cost [Member] | Initial [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	5.92%	6.00%
Defined benefit cost [Member] | Ultimate [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit cost [Member] | Males [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	20.4	20.4
Defined benefit cost [Member] | Females [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	23.8	23.7
Defined benefit obligation [Member]
Other Employee Benefits [Line Items]
Discount rate	4.64%	5.27%
Defined benefit obligation [Member] | Initial [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	5.82%	5.92%
Defined benefit obligation [Member] | Ultimate [Member]
Other Employee Benefits [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit obligation [Member] | Males [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	20.5	20.4
Average longevity at retirement age for current employees (future pensioners) (years)	22.4	22.3
Defined benefit obligation [Member] | Females [Member]
Other Employee Benefits [Line Items]
Average longevity at retirement age for current pensioners (years)	23.9	23.8
Average longevity at retirement age for current employees (future pensioners) (years)	25.6	25.5